Fair Value Measurements - Schedule of Significant Inputs which the Fair Value Measurements Associated with Convertible Note (Details) - Convertible Notes [Member]	Mar. 31, 2025	Dec. 31, 2024
Risk-Free Rate (Continuously Compounded) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	3.89
Fold Volatility (Annual) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	92.29
Bitcoin Volatility (Annual) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	60.53
Note Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	5
Fold Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	6.2
Bitcoin Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	82,548.91
Correlation (Fold and Bitcoin) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	0.3737
Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	12.5
Dividend Yield (Annual) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	0